Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current liabilities [Abstract]
Provision for non-refundable sales tax	$ 2,469	$ 0
GST receivable	11,235	737
Refund receivable from CRA	8,766
Other provisions	$ 0	$ 0
CANADA [Member]
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services	0.00%